Net Revenues	12 Months Ended
Dec. 31, 2023
Net Revenues
Net Revenues

(24)    Net Revenues

Net revenues are mainly generated from the sale of goods.

The distribution of net consolidated revenues for 2023, 2022 and 2021 by segment is as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021 (*)
Biopharma	5,558,301	5,005,382	3,814,983
Diagnostic	670,269	671,292	779,108
Bio supplies	159,957	146,076	115,811
Others	203,450	250,165	266,461
Intersegments	—	(8,948)	(43,245)
	6,591,977	6,063,967	4,933,118

*As a consequence of the review of transactions and balances allocations by segments made in the year 2022, the comparative figures for the fiscal year 2021 have been adjusted accordingly.

The geographical distribution of net consolidated revenues is as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021 (*)
USA and Canada	3,898,961	3,855,607	3,154,549
Spain	362,877	320,631	362,407
European Union	893,050	711,579	544,042
Rest of the world	1,437,089	1,176,150	872,120
Consolidated	6,591,977	6,063,967	4,933,118

Details of discounts and other reductions in gross income are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021 (*)
Gross sales	8,389,387	7,720,463	6,234,277
Chargebacks	(1,525,210)	(1,402,218)	(1,101,896)
Cash discounts	(81,773)	(76,547)	(60,019)
Volume rebates	(59,000)	(66,280)	(49,043)
Medicare and Medicaid	(68,353)	(64,438)	(53,440)
Other discounts	(63,074)	(47,013)	(36,761)
Net sales	6,591,977	6,063,967	4,933,118

Movement in discounts and other reductions in gross income during 2023 is as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2022	264,513	6,184	23,565	27,036	25,983	347,281
Current estimate related to sales made in current and previous periods (1)	1,525,210	81,773	59,000	68,353	63,074	1,797,410
(Actual returns or credits in current period related to sales made in current period) (2)	(1,324,855)	(74,829)	(37,078)	(49,402)	(30,648)	(1,516,812)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(135,606)	(6,443)	(21,182)	(18,676)	(23,374)	(205,281)
Translation differences	(10,703)	324	(777)	(946)	(245)	(12,347)
Balance at 31 December 2023	318,559	7,009	23,528	26,365	34,790	410,251
(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period

Movement in discounts and other reductions to gross income during 2022 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992
Current estimate related to sales made in current and previous periods (1)	1,402,218	76,547	66,280	64,438	47,013	1,656,496
(Actual returns or credits in current period related to sales made in current period) (2)	(1,196,670)	(69,960)	(43,494)	(43,332)	(28,818)	(1,382,274)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(109,726)	(6,442)	(21,501)	(21,271)	(2,935)	(161,875)
Translation differences	8,845	338	1,034	1,587	138	11,942
Balance at 31 December 2022	264,513	6,184	23,565	27,036	25,983	347,281

Movement in discounts and other reductions to gross income during 2021 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548
Current estimate related to sales made in current and previous periods (1)	1,101,896	60,019	49,043	53,440	36,761	1,301,159
(Actual returns or credits in current period related to sales made in current period) (2)	(1,080,304)	(54,554)	(29,617)	(42,890)	(27,036)	(1,234,401)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(65,681)	(6,964)	(29,304)	(15,422)	(11,057)	(128,428)
Translation differences	13,066	405	1,454	2,035	154	17,114
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992